Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	¥ 954,827	¥ 951,242
Restricted Cash	136,985	128,333
Cash, Cash Equivalents and Restricted Cash	¥ 1,091,812	¥ 1,079,575	¥ 1,135,284	¥ 1,283,580